Contract assets/(liabilities) (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Contract assets:
Retainage receivables	$ 1,746,874	$ 1,727,841
Revenue recognized in excess of amounts billed	4,019,808	2,560,872
Total contract assets	5,766,682	4,288,713
Less: allowance for credit losses	(67,237)	(17,414)
Total contract assets, net	5,699,445	4,271,299
Contract assets, current	4,686,136	3,270,627
Contract assets, non-current	1,013,309	1,000,672
Contract liabilities:
Payment received from customers in excess of revenue recognized	$ (76,674)	$ (512,171)